ACQUISITIONS - Schedule of purchase price allocations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Current portion of non-recourse borrowings	$ (1,282)	$ (1,891)
Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	10
Restricted cash	0
Trade receivables and other current assets	9
Property, plant and equipment	130
Financial instruments assets	0
Equity accounted investments	0
Other non-current assets	19
Accounts payable and accrued liabilities	(22)
Current portion of non-recourse borrowings	(4)
Financial instruments liabilities	0
Non-recourse borrowings	(45)
Deferred tax liabilities	0
Provisions	(2)
Other long-term liabilities	0
Fair value of net assets acquired	95
Non-controlling interests	0
Total fair value of net assets acquired including goodwill, net of non-controlling interests	95
U.S. Renewable Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	88
Restricted cash	111
Trade receivables and other current assets	127
Property, plant and equipment	3,937
Financial instruments assets	38
Equity accounted investments	36
Other non-current assets	54
Accounts payable and accrued liabilities	(88)
Current portion of non-recourse borrowings	(187)
Financial instruments liabilities	(1,037)
Non-recourse borrowings	(905)
Deferred tax liabilities	(29)
Provisions	(219)
Other long-term liabilities	(130)
Fair value of net assets acquired	1,796
Non-controlling interests	(343)
Total fair value of net assets acquired including goodwill, net of non-controlling interests	1,453
Brazil Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1
Restricted cash	0
Trade receivables and other current assets	4
Property, plant and equipment	40
Financial instruments assets	0
Equity accounted investments	0
Other non-current assets	5
Accounts payable and accrued liabilities	(2)
Current portion of non-recourse borrowings	(2)
Financial instruments liabilities	0
Non-recourse borrowings	(17)
Deferred tax liabilities	0
Provisions
Other long-term liabilities	(6)
Fair value of net assets acquired	23
Non-controlling interests	0
Total fair value of net assets acquired including goodwill, net of non-controlling interests	23
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	99
Restricted cash	111
Trade receivables and other current assets	140
Property, plant and equipment	4,107
Financial instruments assets	38
Equity accounted investments	36
Other non-current assets	78
Accounts payable and accrued liabilities	(112)
Current portion of non-recourse borrowings	(193)
Financial instruments liabilities	(1,037)
Non-recourse borrowings	(967)
Deferred tax liabilities	(29)
Provisions	(221)
Other long-term liabilities	(136)
Fair value of net assets acquired	1,914
Non-controlling interests	(343)
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$ 1,571